UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01716

                        ALLIANCEBERNSTEIN CAP FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2006

                   Date of reporting period: October 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
-------                                                   -------   ------------
COMMON STOCKS-97.8%

Consumer Services-27.0%
Advertising-2.8%
Administaff, Inc.*                                         92,600   $  3,918,832
Digitas, Inc.(a)                                          606,838      6,553,850
                                                                    ------------
                                                                      10,472,682
                                                                    ------------
Apparel-1.9%
Carter's, Inc.(a)*                                        111,890      7,065,854
                                                                    ------------
Broadcasting & Cable-1.2%
Entravision Communications Corp. Cl.A(a)*                 558,600      4,580,520
                                                                    ------------
Entertainment & Leisure-3.4%
Audible, Inc.(a)*                                         248,800      2,599,960
Sunterra Corp.(a)*                                        300,300      3,606,603
THQ, Inc.(a)                                              273,450      6,338,571
                                                                    ------------
                                                                      12,545,134
                                                                    ------------
Printing & Publishing-1.0%
VistaPrint Ltd. (Bermuda)                                 212,400      3,595,932
                                                                    ------------
Retail - General Merchandise-1.9%
Coldwater Creek, Inc.(a)                                   69,900      1,886,601
Dick's Sporting Goods, Inc.(a)                             31,860        953,570
MarineMax, Inc.(a)                                        170,500      4,211,350
                                                                    ------------
                                                                       7,051,521
                                                                    ------------
Miscellaneous-14.8%
Bright Horizons Family Solutions, Inc.(a)*                131,620      5,260,851
CRA International, Inc.(a)                                 39,700      1,757,122
Huron Consulting Group, Inc.(a)                           157,500      4,181,625
Insight Enterprises, Inc.(a)*                             249,800      5,125,896
Laureate Education, Inc.(a)*                              121,708      6,012,375
Life Time Fitness, Inc.(a)*                               191,100      7,097,454
MSC Industrial Direct Co., Inc. Cl.A                      116,900      4,463,242
Nautilus, Inc.*                                            64,100      1,162,133
Nutri/System, Inc.(a)*                                    130,200      3,902,094
Resources Connection, Inc.(a)*                            268,800      7,674,240
Strayer Education, Inc.*                                   60,700      5,433,257
ZipRealty, Inc.(a)*                                       230,320      3,014,889
                                                                    ------------
                                                                      55,085,178
                                                                    ------------
                                                                     100,396,821
                                                                    ------------
Technology-21.7%
Computer Hardware/Storage-1.2%
Avocent Corp.(a)                                          147,000      4,507,020
                                                                    ------------
Computer Services-4.3%
Alliance Data Systems Corp.(a)*                            61,000      2,169,160
Anteon International Corp.(a)                              67,280      3,041,056
Euronet Worldwide, Inc.(a)*                               214,690      6,032,789
Global Cash Access, Inc.(a)                               230,600      3,233,012
Sapient Corp.(a)                                          159,800        829,362
VASCO Data Security International, Inc.(a)                 86,900        928,092
                                                                    ------------

                                                                      16,233,471
                                                                    ------------
Internet Infrastructure-1.5%
Quest Software, Inc.(a)*                                  406,000      5,647,460
                                                                    ------------
Semiconductor Components-6.4%
Advanced Analogic Technologies, Inc.(a)                   335,200      3,653,680
Entegris, Inc.(a)                                         333,000      3,250,080
Integrated Device Technology, Inc.(a)                     384,000      3,793,920
Microsemi Corp.(a)*                                       294,000      6,811,980
ON Semiconductor Corp.(a)                                 596,800      2,769,152
SiRF Technology Holdings, Inc.(a)*                        131,900      3,401,701
                                                                    ------------
                                                                      23,680,513
                                                                    ------------
Software-5.4%
Bottomline Technologies, Inc.(a)                          175,800      2,223,870
Electronics for Imaging, Inc.(a)                           52,000      1,305,720
FileNET Corp.(a)                                          134,700      3,791,805
Informatica Corp.(a)                                      691,000      8,222,900
VeriFone Holdings, Inc.(a)*                               193,800      4,496,160
                                                                    ------------
                                                                      20,040,455
                                                                    ------------
Miscellaneous-2.9%
Exar Corp.(a)                                             157,000      1,976,630
MICROS Systems, Inc.(a)                                   119,860      5,503,971
Wind River Systems, Inc.(a)                               248,000      3,248,800
                                                                    ------------
                                                                      10,729,401
                                                                    ------------
                                                                      80,838,320
                                                                    ------------
Health Care-18.4%
Biotechnology-7.6%
Abgenix, Inc.(a)*                                         112,900      1,174,160
Coley Pharmaceutical Group, Inc.(a)*                       54,600        808,626
Cubist Pharmaceuticals, Inc.(a)                            19,300        390,053
CV Therapeutics, Inc.(a)*                                  43,000      1,077,580
Momenta Pharmaceutical, Inc.(a)*                           43,700        940,861
Nektar Therapeutics(a)*                                    67,500      1,016,550
NeoPharm, Inc.(a)*                                        327,700      3,149,197
Protein Design Labs, Inc.(a)*                             223,800      6,270,876
Renovis, Inc.(a)*                                          85,300      1,196,759
Senomyx, Inc.(a)                                          122,100      1,739,925
Serologicals Corp.(a)                                     126,880      2,471,622
SFBC International, Inc.(a)                               118,530      5,054,119
Telik, Inc.(a)                                            122,900      1,836,126
ZymoGenetics, Inc.(a)                                      59,400      1,040,688
                                                                    ------------
                                                                      28,167,142
                                                                    ------------
Drugs-0.3%
Rigel Pharmaceuticals, Inc.(a)*                            57,700      1,295,365
                                                                    ------------
Medical Products-6.6%
Abaxis, Inc.(a)*                                          228,130      3,923,836
Animas Corp.(a)*                                          185,150      3,045,718
ArthroCare Corp.(a)*                                       82,400      3,026,552
IRIS International, Inc.(a)*                              187,814      4,404,238
Meridian Bioscience, Inc.                                  99,100      2,075,154
OraSure Technologies, Inc.(a)                             299,500      3,297,495
Ventana Medical Systems, Inc.(a)*                          90,900      3,484,197
Vnus Medical Technologies(a)*                             140,500      1,437,315
                                                                    ------------
                                                                      24,694,505
                                                                    ------------
Medical Services-3.9%

Stericycle, Inc.(a)                                        74,930      4,312,971
United Surgical Partners International, Inc.(a)*          118,950      4,264,358
WebMD Health Corp.(a)                                      17,200        449,264
WellCare Health Plans, Inc.(a)                            168,931      5,321,326
                                                                    ------------
                                                                      14,347,919
                                                                    ------------
                                                                      68,504,931
                                                                    ------------
Energy-11.4%
Oil Service-11.4%
Bill Barrett Corp.(a)*                                    115,669      3,681,744
Cimarex Energy Co.(a)                                      18,800        738,088
Core Laboratories N.V. (Netherlands)(a)                   137,130      4,416,957
Dril-Quip, Inc.(a)*                                        74,900      3,063,410
FMC Technologies, Inc.(a)                                 114,040      4,157,899
Helmerich & Payne, Inc.                                    77,702      4,304,691
Hydril Co.(a)                                              63,300      4,199,322
Range Resources Corp.                                     117,500      4,193,575
Spinnaker Exploration Co.(a)                               69,200      4,261,336
Superior Well Services, Inc.(a)                            79,900      1,867,263
Tesco Corp. (Canada)(a)                                    19,900        325,166
W-H Energy Services, Inc.(a)*                             145,800      4,417,740
Whiting Peteroleum Corp.(a)*                               66,900      2,712,795
                                                                    ------------
                                                                      42,339,986
                                                                    ------------
Capital Goods-6.5%
Electrical Equipment-1.7%
Engineered Support Systems, Inc.                           61,650      2,493,743
Essex Corp.(a)                                            221,300      3,976,761
                                                                    ------------
                                                                       6,470,504
                                                                    ------------
Machinery-2.5%
Actuant Corp. Cl.A                                         90,100      4,387,870
Commercial Vehicle Group, Inc.(a)                          67,800      1,323,456
Oshkosh Truck Corp.                                        86,900      3,785,364
                                                                    ------------
                                                                       9,496,690
                                                                    ------------
Miscellaneous-2.3%
IDEX Corp.                                                106,800      4,274,136
Simpson Manufacturing Co., Inc.                           105,700      4,170,922
                                                                    ------------
                                                                       8,445,058
                                                                    ------------
                                                                      24,412,252
                                                                    ------------
Finance-5.9%
Banking - Regional-0.6%
Community Bancorp(a)                                       70,200      2,291,328
                                                                    ------------
Brokerage & Money Management-3.4%
Affiliated Managers Group, Inc.(a)*                        54,400      4,175,200
Greenhill & Co., Inc.*                                    111,100      5,327,245
optionsXpress Holdings, Inc.*                             166,900      3,147,734
                                                                    ------------
                                                                      12,650,179
                                                                    ------------
Insurance-0.6%
Primus Guaranty, Ltd. (Bermuda)(a)*                       228,740      2,012,912
                                                                    ------------
Miscellaneous-1.3%
Morningstar, Inc.(a)*                                     168,500      4,953,900
                                                                    ------------
                                                                      21,908,319
                                                                    ------------
Basic Industry-3.0%
Chemicals-1.5%
Hexcel Corp.(a)                                           356,600      5,641,412
                                                                    ------------

Steel-1.5%
Allegheny Technologies, Inc.                              199,240      5,720,180
                                                                    ------------
                                                                      11,361,592
                                                                    ------------
Transportation-3.0%
Air Freight-1.6%
UTI Worldwide, Inc. (British Virgin Islands)*              71,000      6,073,340
                                                                    ------------
Shipping-1.1%
Kirby Corp.(a)*                                            82,300      4,252,441
                                                                    ------------
Trucking-0.3%
Werner Enterprises, Inc.                                   50,900        912,128
                                                                    ------------
                                                                      11,237,909
                                                                    ------------
Multi-Industry Companies-0.9%
Chemed Corp.                                               69,400      3,336,752
                                                                    ------------
Total Common Stocks
(cost $293,412,924)                                                  364,336,882
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
SHORT-TERM INVESTMENT-3.6%
Time Deposit-3.6%
State Street Euro Dollar
3.10%, 11/01/05
(cost $13,405,000)                                       $13,405      13,405,000
                                                                     -----------
Total Investments Before Security Lending
   Collateral-101.4%
(cost $306,817,924)                                                  377,741,882
                                                                     -----------

                                                        Shares     U.S. $ Value
                                                      ----------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED-22.3%
Short-Term Investment
UBS Private Money Market Fund, LLC, 3.87%
(cost $82,915,981)                                    82,915,981     82,915,981
                                                                   ------------
Total Investments-123.7%
(cost $389,733,905)                                                 460,657,863
Other assets less liabilities-(23.7%)                               (88,392,053)
                                                                   ------------
Net Assets-100%                                                    $372,265,810
                                                                   ------------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 27, 2005


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: December 27, 2005